CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q3) (Parenthetical) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.36	$ 0.20	$ 0.44	$ 0.36	$ 0.28